CONSOLIDATED BALANCE SHEETS (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Financial Position Parentheticals [Abstract]
Loans measured at fair value	€ 277,247	€ 559,107
Interest bearing deposits measured at fair value	1,779,727	1,240,756
Long-term debt measured at fair value	€ 1,059,297	€ 1,261,100
Common Stock Par Or Stated Value Per Share	€ 5.00	€ 5.00
Treasury stock shares outstanding	62,972	743,689
Statement [Line Items]
Common stock issued	956,090,482	956,090,482
Preferred Stock [Member]
Statement [Line Items]
Preferred stock par value	€ 0.30
Preferred stock	25,000,000
Greek State Preferred Stock [Member]
Statement [Line Items]
Preferred stock par value	€ 5.00
Preferred stock	270,000,000